Basis of presentation - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	May 15, 2018
Cash and Cash Equivalents, at Carrying Value				$ 13,299	$ 15,596
Gain (Loss) on Disposition of Business					18,489
Business combination consideration transferred		$ 75,900
ADVANZ PHARMA Corp Limited [Member] | Subsequent Event [Member]
Business combination consideration transferred	$ 75,900
Canadian Business Portfolio [Member]
Gain (Loss) on Disposition of Business			$ 18,489		$ 18,489
Cipher Pharmaceuticals [Member]
Divestiture of Business, Consideration Receivable						$ 25,500